AMOUNT DUE FROM RELATED PARTIES	12 Months Ended
Jun. 30, 2024
Amount Due From Related Parties
AMOUNT DUE FROM RELATED PARTIES

NOTE－6 AMOUNT DUE FROM RELATED PARTIES

Amount due from related parties consisted of the following:

	As of June 30,
	2023	2024
	S$	S$
Due from related parties
-LRS-Premium Pte. Ltd. (1)	171,181	-
-Team General Construction Pte. Ltd.(2)	5,116	39,502
-Premium-Rich Engineering Pte. Ltd.(3)	15,960	-
-Hing Fatt Building & Materials Pte. Ltd.(4)	18,577	31,975
	210,834	71,477

(1)	60% shares held by our Company’s Chief Executive Officer, Mr Gao
(2)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium-Rich Engineering Pte. Ltd.
(3)	100% shares held by Mr Gao
(4)	100% shares held by Mr Gao

The amount due from related parties are unsecured, interest-free and repayable on demand.